NET REVENUE FROM SALES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net sales revenue

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Gross revenue
In Brazil	28,502,944	29,029,141	28,383,814
Abroad	22,812,604	21,552,287	23,596,603
	51,315,548	50,581,428	51,980,417
Deductions
Sales returns, discounts and rebates	(551,214)	(786,103)	(673,746)
Taxes on sales	(5,966,388)	(6,107,865)	(5,868,721)
	(6,517,602)	(6,893,968)	(6,542,467)
Net revenue	44,797,946	43,687,460	45,437,950